Public Offering (Tables)	12 Months Ended
Dec. 31, 2021
Public Offering [Line Items]
Schedule of Exchangeable and Redeemable Convertible Preferred Stock
The following tables present Sonder’s authorized and outstanding exchangeable shares as of December 31, 2021 and 2020 (in thousands except per share amounts):

	December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,421	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,953	10.50	20,600	20,600
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	21,991		$49,733	$49,733

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,437	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,963	10.50	20,600	20,608
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	22,017		$49,733	$49,741
Redeemable Convertible Preferred Stock
The following tables present Sonder’s authorized and outstanding redeemable convertible preferred stock as of December 31, 2021 and 2020 (in thousands except per share amounts):

	December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	785	$0.53	$269	$416
Series Seed 1-A	3,703	328	0.53	174	174
Series Seed 2	1,720	471	0.50	222	235
Series Seed 2-A	1,720	39	0.50	20	20
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	12,144	5.04	56,496	61,204
Series C-1	19,071	3,514	5.04	17,708	17,708
Series D	21,603	3,482	10.50	35,808	36,560
Series D-1	21,603	16,049	10.50	168,518	168,518
Series E	34,933	18,956	10.77	203,189	204,159
Total redeemable convertible preferred stock	173,803	75,767		$518,750	$529,938

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	1,114	$0.53	$443	$590
Series Seed 1-A	3,703	—	0.53	—	—
Series Seed 2	1,720	510	0.50	242	255
Series Seed 2-A	1,720	—	0.50	—	—
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	15,657	5.04	74,204	78,912
Series C-1	19,071	—	5.04	—	—
Series D	21,603	16,663	10.50	174,315	174,967
Series D-1	21,603	2,858	10.50	30,011	30,011
Series E	20,433	18,863	10.77	202,169	203,158
Total redeemable convertible preferred stock	159,303	75,665		$517,730	$528,837

Gores Metropoulos II, Inc.
Public Offering [Line Items]
Schedule of Exchangeable and Redeemable Convertible Preferred Stock
As of December 31, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was fully recognized upon the Company’s IPO.

As of December 31, 2021
Gross proceeds	$450,000,000
Less:
Proceeds allocated to public warrants	(16,290,000)
Class A shares issuance costs	(24,444,879)
Plus:
Accretion of carrying value to redemption value	(40,734,879)
Contingently redeemable Class A Common Stock	$450,000,000